Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth information regarding compensation of our CEO (referred to as our “PEO” in this section) and our other NEOs (the “Non-PEO NEOs”) on an average basis, along with total shareholder return, net income, and Adjusted EBIT for our fiscal years 2023, 2022, 2021 and 2020, as required by the SEC’s pay versus performance rules. For information regarding the Compensation and Human Capital Committee’s pay-for-performance philosophy and how executive compensation is aligned with Company performance, refer to the CD&A.

Pay Versus Performance Tables (“PVP”)

			Average SCT		Value of Initial Fixed $100			Adjusted
	SCT Total	CAP to	Total for Non-PEO	Average CAP to	Investment Based On:		Net Income	EBIT
Year	for PEO(1)	PEO(4)	NEOs(1)	Non-PEO NEOs(4)	TSR	Peer Group TSR(2)	($mm)	($mm)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,642,843	$6,518,542	$2,281,477	$1,577,949	$133	$108	$64	$123
2022	$10,533,675	$(2,915,608)	$3,770,625	$1,515,940	$94	$102	$395	$553
2021	$10,993,750	$24,642,255	$3,792,843	$5,626,233	$153	$151	$288	$398
2020	$9,509,751	$13,440,874	$2,299,341	$2,809,689	$124	$123	$158	$247

Legend

SCT — “Summary Compensation Table”

CAP — “Compensation Actually Paid”

TSR — “Total Shareholder Return”

(1) The following individuals are included as PEO and Non-PEO NEOs in the table above.

Years	PEO	Non-PEO NEOs
2023	Jason D. Lippert	Lillian D. Etzkorn
Ryan R. Smith
Jamie M. Schnur
Andrew J. Namenye
Brian M. Hall
Years	PEO	Non-PEO NEOs
2022 - 2020	Jason D. Lippert	Brian M. Hall
Ryan R. Smith
Jamie M. Schnur
Andrew J. Namenye
(2)	Our peer group for the calculation of TSR is the S&P Composite 1500 Auto Parts & Equipment Index, which is the industry index used in our stock price performance graph in our 2023 Annual Report to Stockholders.

(3)	Adjusted EBIT is identified as our company-selected measure. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.

(4)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2020 – 2023.

			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
Jason D.	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
Lippert	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
	2020	$9,509,751	$(5,316,527)	—	$9,247,650	—	$13,440,874
Average for	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
Non-PEO	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
NEOs	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233
	2020	$2,299,341	$(707,881)	—	$1,218,229	—	$2,809,689

(a) The following elements comprise the equity fair value adjustments included in CAP.

NEO	Year	Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Total Equity Adjustments Reflected in CAP
	2023	$2,523,251	$630,644	$1,891,784	$5,045,679
Jason D.	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$(6,926,716)
Lippert	2021	$9,113,251	$9,213,995	$566,498	$18,893,744
	2020	$8,564,877	$1,017,350	$(334,577)	$9,247,650
Average for	2023	$596,067	$22,340	$263,856	$882,263
Non-PEO	2022	$854,897	$(1,049,842)	$(379,569)	$(574,514)
NEOs	2021	$1,888,872	$940,829	$90,862	$2,920,563
	2020	$1,101,643	$153,430	$(36,843)	$1,218,229

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote

(1) The following individuals are included as PEO and Non-PEO NEOs in the table above.

Years	PEO	Non-PEO NEOs
2023	Jason D. Lippert	Lillian D. Etzkorn
Ryan R. Smith
Jamie M. Schnur
Andrew J. Namenye
Brian M. Hall
Years	PEO	Non-PEO NEOs
2022 - 2020	Jason D. Lippert	Brian M. Hall
Ryan R. Smith
Jamie M. Schnur
Andrew J. Namenye

Peer Group Issuers, Footnote
(2)	Our peer group for the calculation of TSR is the S&P Composite 1500 Auto Parts & Equipment Index, which is the industry index used in our stock price performance graph in our 2023 Annual Report to Stockholders.

PEO Total Compensation Amount	$ 8,642,843	$ 10,533,675	$ 10,993,750	$ 9,509,751
PEO Actually Paid Compensation Amount	$ 6,518,542	(2,915,608)	24,642,255	13,440,874
Adjustment To PEO Compensation, Footnote
(4)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2020 – 2023.

			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
Jason D.	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
Lippert	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
	2020	$9,509,751	$(5,316,527)	—	$9,247,650	—	$13,440,874
Average for	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
Non-PEO	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
NEOs	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233
	2020	$2,299,341	$(707,881)	—	$1,218,229	—	$2,809,689

(a) The following elements comprise the equity fair value adjustments included in CAP.

NEO	Year	Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Total Equity Adjustments Reflected in CAP
	2023	$2,523,251	$630,644	$1,891,784	$5,045,679
Jason D.	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$(6,926,716)
Lippert	2021	$9,113,251	$9,213,995	$566,498	$18,893,744
	2020	$8,564,877	$1,017,350	$(334,577)	$9,247,650
Average for	2023	$596,067	$22,340	$263,856	$882,263
Non-PEO	2022	$854,897	$(1,049,842)	$(379,569)	$(574,514)
NEOs	2021	$1,888,872	$940,829	$90,862	$2,920,563
	2020	$1,101,643	$153,430	$(36,843)	$1,218,229

Non-PEO NEO Average Total Compensation Amount	$ 2,281,477	3,770,625	3,792,843	2,299,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,577,949	1,515,940	5,626,233	2,809,689
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2020 – 2023.

			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
Jason D.	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
Lippert	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
	2020	$9,509,751	$(5,316,527)	—	$9,247,650	—	$13,440,874
Average for	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
Non-PEO	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
NEOs	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233
	2020	$2,299,341	$(707,881)	—	$1,218,229	—	$2,809,689

(a) The following elements comprise the equity fair value adjustments included in CAP.

NEO	Year	Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Total Equity Adjustments Reflected in CAP
	2023	$2,523,251	$630,644	$1,891,784	$5,045,679
Jason D.	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$(6,926,716)
Lippert	2021	$9,113,251	$9,213,995	$566,498	$18,893,744
	2020	$8,564,877	$1,017,350	$(334,577)	$9,247,650
Average for	2023	$596,067	$22,340	$263,856	$882,263
Non-PEO	2022	$854,897	$(1,049,842)	$(379,569)	$(574,514)
NEOs	2021	$1,888,872	$940,829	$90,862	$2,920,563
	2020	$1,101,643	$153,430	$(36,843)	$1,218,229

Compensation Actually Paid vs. Total Shareholder Return

The following charts show, for each of 2020, 2021, 2022, and 2023, the relationship between CAP to our PEO and to the average of our Non-PEO NEOs, to our TSR, our peer group’s TSR, our net income, and our Adjusted EBIT.

COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN

Compensation Actually Paid vs. Net Income

The following charts show, for each of 2020, 2021, 2022, and 2023, the relationship between CAP to our PEO and to the average of our Non-PEO NEOs, to our TSR, our peer group’s TSR, our net income, and our Adjusted EBIT.

COMPENSATION ACTUALLY PAID VERSUS NET INCOME

Compensation Actually Paid vs. Company Selected Measure

The following charts show, for each of 2020, 2021, 2022, and 2023, the relationship between CAP to our PEO and to the average of our Non-PEO NEOs, to our TSR, our peer group’s TSR, our net income, and our Adjusted EBIT.

COMPENSATION ACTUALLY PAID VERSUS ADJUSTED EBIT

Total Shareholder Return Vs Peer Group

The following charts show, for each of 2020, 2021, 2022, and 2023, the relationship between CAP to our PEO and to the average of our Non-PEO NEOs, to our TSR, our peer group’s TSR, our net income, and our Adjusted EBIT.

COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN

Tabular List, Table

Tabular List of Company Performance Measures

For the fiscal year ended December 31, 2023, Adjusted EBIT is identified as the most important financial performance measure in linking “compensation actually paid” to our performance; Adjusted EBIT was the only performance measure used in our annual cash incentive program in 2023. The other most important financial performance measure used in 2023 in linking “compensation actually paid” to our performance is ROIC; ROIC was the only performance measure used in our PSU awards granted in 2023. We only used these two financial measures in our 2023 incentive plans, so only those two are being disclosed in the following table.

Tabular List of Most Important Measures
(1) Adjusted EBIT
(2) ROIC

Total Shareholder Return Amount	$ 133	94	153	124
Peer Group Total Shareholder Return Amount	108	102	151	123
Net Income (Loss)	$ 64,000,000	$ 395,000,000	$ 288,000,000	$ 158,000,000
Company Selected Measure Amount	123,000,000	553,000,000	398,000,000	247,000,000
PEO Name	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(3)	Adjusted EBIT is identified as our company-selected measure. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
PEO | Amounts Reported in the Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,169,980)	$ (6,522,567)	$ (5,245,239)	$ (5,316,527)
PEO | Amounts Reported in the Summary Compensation Table for Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,045,679	(6,926,716)	18,893,744	9,247,650
PEO | Value of Service Cost and Prior Service Cost under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value at Fiscal Year (FY) End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,523,251	3,128,591	9,113,251	8,564,877
PEO | Change in Fair Value at FY End Versus Prior FY End for Awards Granted in any Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,644	(6,657,207)	9,213,995	1,017,350
PEO | Change in Fair Value at Vesting Date Versus Prior FY End for Awards Granted in any Prior FY that Vested During The FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,891,784	(3,398,100)	566,498	(334,577)
Non-PEO NEO | Amounts Reported in the Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,585,792)	(1,680,171)	(1,087,172)	(707,881)
Non-PEO NEO | Amounts Reported in the Summary Compensation Table for Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	882,263	(574,514)	2,920,563	1,218,229
Non-PEO NEO | Value of Service Cost and Prior Service Cost under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value at Fiscal Year (FY) End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,067	854,897	1,888,872	1,101,643
Non-PEO NEO | Change in Fair Value at FY End Versus Prior FY End for Awards Granted in any Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,340	(1,049,842)	940,829	153,430
Non-PEO NEO | Change in Fair Value at Vesting Date Versus Prior FY End for Awards Granted in any Prior FY that Vested During The FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 263,856	$ (379,569)	$ 90,862	$ (36,843)